Significant Accounting Policies - Schedule of Outlines the Currency Exchange Rates (Details)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Year-end spot rate [Member]
Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	7.1586	7.1268	7.2258
Average rate [Member]
Schedule of Outlines the Currency Exchange Rates [Line Items]
Year-end spot rate	7.1518	7.1249	6.989